Income Tax Expense - Additional information (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Income Tax Expense
Cost attributable to new share issue		kr 20,909
Tax losses carried forward for which deferred tax assets have not been recognized	kr 3,881,336		kr 3,562,440
Sweden
Income Tax Expense
Tax losses carried forward for which deferred tax assets have not been recognized	1,772,890
France
Income Tax Expense
Tax losses carried forward for which deferred tax assets have not been recognized	1,209,163
Switzerland
Income Tax Expense
Tax losses carried forward for which deferred tax assets have not been recognized	kr 899,283
Expiry period of unused tax losses (in years)	7 years